Equity - Schedule of changes in stock options outstanding (Details)	12 Months Ended
	Mar. 31, 2021 Share $ / shares	Mar. 31, 2020 Share $ / shares
Disclosure of equity and share based arrangement [Abstract]
Number of stock options, beginning balance | Share	20,893,168	20,216,952
Number of stock options granted | Share	1,138,000	3,000,000
Number of stock options forfeited | Share	(1,000,000)	(853,846)
Number of stock options exercised | Share	(7,476,972)	(1,469,938)
Number of stock options, ending balance | Share	13,554,196	20,893,168
Weighted average exercise price, beginning balance | $ / shares	$ 0.57	$ 0.61
Weighted average exercise price, granted | $ / shares	4.52	0.29
Weighted average exercise price, forfeited | $ / shares	0.62	1.03
Weighted average exercise price, exercised | $ / shares	0.63	0.30
Weighted average exercise price, ending balance | $ / shares	$ 0.87	$ 0.57